MARKETABLE SECURITIES (Schedule of Marketable Securities) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Financial assets measured at fair value through profit or loss:
Participation certificates in trust funds - Level 1		$ 1,042
Corporate bonds and government treasury notes - Level 2		1,086
Marketable securities		$ 2,128